Taxes (Details) - Schedule of Income Tax Provision - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Income Tax Provision [Abstract]
Current	$ 796	$ 361	$ 21
Deferred	1,524	1,238	1,496
Total	$ 2,320	$ 1,599	$ 1,517